BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BORROWINGS

Short-term bank loans consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Bank of China (1)	30,000	30,000
Industrial and Commercial Bank of China (2)	20,000	10,000
Total	50,000	40,000

(1)	On January 8, 2025, the Group entered into a loan agreement with Bank of China to borrow RMB30.0 million as working capital for one year. The loan was withdrawn on January 15, 2025 and as a maturity date in January 15, 2026. The loan has a fixed interest rate of 2.85% per annum. The loan was fully repaid upon maturity.

(2)	On March 25, 2025, the Group entered into a loan agreement with Industrial and Commercial Bank to borrow RMB10.0 million as working capital for one year, with a maturity date of March 26, 2026. These loans have a fixed interest rate of 2.75% per annum. The loan was fully repaid upon maturity.

SCHEDULE OF LONG-TERM BORROWINGS
	As of December 31,
	2024	2025
	RMB	RMB
Agricultural Bank of China	105,245	76,727
Total	105,245	76,727

Less: long-term borrowing-current portion	(29,300)	(25,061)

Long-term borrowing	75,945	51,666

SCHEDULE OF FUTURE MATURITIES OF LONG-TERM BORROWINGS

The future maturities of long-term borrowings as of December 31, 2025 were as follows:

12 months ending December 31,	RMB
2026	25,061
2027	24,959
2028	24,959
2029	1,180
2030	568
Total long-term borrowings	76,727